Investments in Joint Ventures and Associates - Summary of Financial Information of Joint Ventures (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Disclosure of joint ventures [Line Items]
Net income/(loss)	€ (135)	€ 1,236		€ 707
Other comprehensive income	507	2,237		(1,109)
Total comprehensive income / (loss)	372	3,473		€ (402)
Santander Spain Life [member]
Disclosure of joint ventures [Line Items]
Net income/(loss)	43	95
Other comprehensive income	2	1
Total comprehensive income / (loss)	45	95
Santander Spain Life [member] | Aegon legal stake in the joint ventures [member]
Disclosure of joint ventures [Line Items]
Net income/(loss)	22	48
Other comprehensive income	1
Total comprehensive income / (loss)	23	49
Other Joint ventures [member]
Disclosure of joint ventures [Line Items]
Net income/(loss)	375	144
Other comprehensive income	10	13	[1]
Total comprehensive income / (loss)	384	157
Other Joint ventures [member] | Aegon legal stake in the joint ventures [member]
Disclosure of joint ventures [Line Items]
Net income/(loss)	170	(176)	[1]
Other comprehensive income	(10)	6	[1]
Total comprehensive income / (loss)	€ 159	€ (170)	[1]

[1]	The comparative figures have been adjusted following the classification of material joint ventures and associates for 2020.